Property and Equipment - Schedule of Property and Equipment (Details) (10K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Office equipment at cost		$ 26,749	$ 25,244
Less: Accumulated depreciation		(18,332)	(16,967)
Total property, plant, and equipment	$ 5,648	$ 8,417	$ 8,277